Factoring and Notes Receivable - Disclosure of Detailed Information about Trade Receivables (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Receivables [Abstract]
Eligible receivables sold without recourse	$ 182	$ 143
Guaranteed bank notes sold without recourse	$ 0	$ 28